10011691

NYSE Regulation

NYSE Regulation, Inc. | 20 Broad Street
New York, New York 10005
nyseregulation.com

CERTIFIES

Received SEC
APR 12 2010
Washington, DC 20549

1-32674

April 13, 2010

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on April 13, 2010 the NYSE Amex LLC (the "Exchange") received from Aoxing Pharmaceutical Company, Inc. (the "Registrant"), a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, $0.001 par value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Jamie Patturelli
Assistant Director, Corporate Compliance
New York Stock Exchange, Inc.